August 5, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Corporate Bond Fund

File Nos. 333-183929 and 811-22744

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on July 31, 2019 of Registrant’s Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka

Secretary